PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Deposits	63,201	73,218
Prepaid income tax and value-added tax	46,277	60,675
Receivables related to the exercise of share-based awards*	79,182	56,062
Receivables from third-party online payment platforms	96,560	49,814
Prepaid advertising expenses and service fees	95,318	44,799
Interest receivable	12,863	37,264
Staff loans and advances	25,744	14,429
Others	23,552	31,999
Total	442,697	368,260
*	It mainly represents receivables from a third-party share option brokerage platform for the exercise of share-based awards due to the timing of settlement.